ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Sep. 04, 2015	Mar. 05, 2015 USD ($) shares	Sep. 05, 2014 CNY (¥) shares	Sep. 05, 2014 USD ($) shares	Aug. 31, 2014 shares	May 13, 2014 shares	Jun. 03, 2013 shares	Aug. 05, 2010 USD ($) $ / shares shares	Jan. 21, 2016	Dec. 31, 2016	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jul. 05, 2016	Apr. 08, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Convertible loans converted into Class A Ordinary Shares | ¥											¥ 70,146	¥ 226,298
Reverse stock split ratio	30
Ambow University Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest (as a percent)													100.00%
CEHIL [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan		4,457,854			5,678,963	32,426,090
Amount of debt converted | $		$ 6,308
New Flourish [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			5,678,963	5,678,963
Baring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan		2,786,159
Amount of debt converted | $		$ 5,000
Convertible Debt [Member] | CEHIL [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Amount of debt converted | $		6,308		$ 31,692
Convertible Debt [Member] | Baring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Convertible loans converted into Class A Ordinary Shares | $		$ 5,000
SummitView [Member] | CEHIL [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			25,182,076	25,182,076
Amount of debt converted			¥ 224,517	$ 36,692
Tianjin Ambow Huaying Education Technology Co Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest (as a percent)											100.00%
Jinghan Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage														100.00%
Beijing JH Tutoring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage														100.00%
Beijing JT Tutoring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage														100.00%
Ambow Jingxue [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal percentage														64.00%
Ambow Zhixin [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest transferred									60.00%
Kunshan Ambow [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Ownership interest transferred									60.00%
Warrant [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued								19,673
Share exchange ratio										0.33
Fair value of the exercised warrants | $								$ 362
Class A Ordinary Shares [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued							1,026,705
Reverse stock split ratio	2
Class A Ordinary Shares [Member] | CEHIL [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan		4,457,854	16,716,954	16,716,954
Class A Ordinary Shares [Member] | New Flourish [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			5,678,963	5,678,963
Class A Ordinary Shares [Member] | Baring [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan		2,786,159
Class A Ordinary Shares [Member] | SummitView [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued on conversion of convertible loan			2,786,159	2,786,159
Amount of debt converted | $				$ 5,000
American Depository Shares [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued								355,907
Issue price of American depositary shares (in dollars per share) | $ / shares								$ 300.0
Series B Preferred Stock [Member] | Warrant [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of warrants exercised (in shares)								6,558
Exercise price (in dollars per share) | $ / shares								$ 22.5